FVM - Fair value hierarchy - Assets (Detail) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	SFr 316,629		SFr 341,298
Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		2,000	[2]	1,700	SFr 2,100
Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		600	[2]	600	700
Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		500	[2]	700	800
Financial assets held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		900	[2]	400	600
Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		1,500	[2]	2,500	2,900
Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		500	[2]	1,300	1,300
Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		700	[2]	700	1,000
Positive replacement values | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		300	[2]	500	600
Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		1,400	[2]	2,100	3,300
Financial assets designated at fair value | Loans (including structured loans)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		800	[2]	1,200	1,700
Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		200	[2]	600	1,500
Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		500	[2]	200	100
Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		500	[2]	500	700
Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets	[1]	4,563		4,583
Measured at fair value on a recurring basis | Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	126,144		92,025
Measured at fair value on a recurring basis | Financial assets held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	12,854		11,820
Measured at fair value on a recurring basis | Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	8,563		7,287
Measured at fair value on a recurring basis | Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	3,847		2,037
Measured at fair value on a recurring basis | Financial assets held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	9,632		9,698
Measured at fair value on a recurring basis | Financial assets held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	368		685
Measured at fair value on a recurring basis | Financial assets held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	79,565		51,375
Measured at fair value on a recurring basis | Financial assets held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	11,316		9,123
Measured at fair value on a recurring basis | Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	118,227		158,411
Measured at fair value on a recurring basis | Positive replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	44,049		57,988
Measured at fair value on a recurring basis | Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,816		3,875
Measured at fair value on a recurring basis | Positive replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	47,143		76,092
Measured at fair value on a recurring basis | Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	22,232		18,003
Measured at fair value on a recurring basis | Positive replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,727		2,277
Measured at fair value on a recurring basis | Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	58,933		65,353
Measured at fair value on a recurring basis | Financial assets designated at fair value | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	25,961		43,799
Measured at fair value on a recurring basis | Financial assets designated at fair value | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	21,467		16,875
Measured at fair value on a recurring basis | Financial assets designated at fair value | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	10,143		3,238
Measured at fair value on a recurring basis | Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	291		684
Measured at fair value on a recurring basis | Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,071		756
Measured at fair value on a recurring basis | Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	8,665		15,676
Measured at fair value on a recurring basis | Financial assets available for sale | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,866		5,894
Measured at fair value on a recurring basis | Financial assets available for sale | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,189		5,596
Measured at fair value on a recurring basis | Financial assets available for sale | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	185		177
Measured at fair value on a recurring basis | Financial assets available for sale | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,880		3,381
Measured at fair value on a recurring basis | Financial assets available for sale | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	546		611
Measured at fair value on a non-recurring basis | Other assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	95		5,248
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	140,015		132,062
Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets	[1]	4,563		4,583
Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	108,962		76,044
Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	11,935		10,500
Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	37		58
Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0		0
Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	7,223		6,114
Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0		0
Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	79,274		50,913
Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	10,492		8,459
Level 1 | Measured at fair value on a recurring basis | Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	458		434
Level 1 | Measured at fair value on a recurring basis | Positive replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1		8
Level 1 | Measured at fair value on a recurring basis | Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Positive replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	207		263
Level 1 | Measured at fair value on a recurring basis | Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	16		1
Level 1 | Measured at fair value on a recurring basis | Positive replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	23,032		39,641
Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	22,062		39,439
Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	765		15
Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	205		187
Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,000		6,299
Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,733		5,444
Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	121		646
Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	146		204
Level 1 | Measured at fair value on a non-recurring basis | Other assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	0		5,060
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	171,125		202,377
Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets	[1]	0		0
Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	15,211		14,292
Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	918		1,319
Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	7,974		6,638
Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	3,346		1,356
Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	1,839		3,521
Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	194		470
Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	186		397
Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	755		591
Level 2 | Measured at fair value on a recurring basis | Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	116,221		155,428
Level 2 | Measured at fair value on a recurring basis | Positive replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	43,913		57,703
Level 2 | Measured at fair value on a recurring basis | Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,266		2,562
Level 2 | Measured at fair value on a recurring basis | Positive replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	46,748		75,607
Level 2 | Measured at fair value on a recurring basis | Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	21,541		17,274
Level 2 | Measured at fair value on a recurring basis | Positive replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,727		2,269
Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	34,481		23,632
Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,900		4,361
Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	20,702		16,860
Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	9,385		2,043
Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	118		40
Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	377		329
Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	5,157		8,891
Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	133		450
Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,060		4,939
Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	70		51
Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,880		3,381
Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	16		71
Level 2 | Measured at fair value on a non-recurring basis | Other assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	54		131
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	5,489		6,860
Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	1,972		1,689
Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0		0
Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	552		591
Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	501		681
Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	571		63
Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	174		215
Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	105		65
Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	69		74
Level 3 | Measured at fair value on a recurring basis | Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,549		2,549
Level 3 | Measured at fair value on a recurring basis | Positive replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	135		278
Level 3 | Measured at fair value on a recurring basis | Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	550		1,313
Level 3 | Measured at fair value on a recurring basis | Positive replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	189		222
Level 3 | Measured at fair value on a recurring basis | Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	675		729
Level 3 | Measured at fair value on a recurring basis | Positive replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		8
Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,419		2,079
Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	758		1,195
Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	173		644
Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	489		240
Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	507		486
Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	9		12
Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	115		126
Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	384		336
Level 3 | Measured at fair value on a non-recurring basis | Other assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	42		56
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	316,353		341,056
UBS AG | Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		2,000	[2]	1,700	2,100
UBS AG | Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		600	[2]	600	700
UBS AG | Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		500	[2]	700	800
UBS AG | Financial assets held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		900	[2]	400	600
UBS AG | Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		1,500	[2]	2,500	2,900
UBS AG | Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		500	[2]	1,300	1,300
UBS AG | Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		700	[2]	700	1,000
UBS AG | Positive replacement values | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		300	[2]	500	600
UBS AG | Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		1,400	[2]	2,100	3,300
UBS AG | Financial assets designated at fair value | Loans (including structured loans)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		800	[2]	1,200	1,700
UBS AG | Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		200	[2]	600	1,500
UBS AG | Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		500	[2]	200	100
UBS AG | Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value		500	[2]	500	SFr 700
UBS AG | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets	[1]	4,563		4,583
UBS AG | Measured at fair value on a recurring basis | Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	126,244		92,112
UBS AG | Measured at fair value on a recurring basis | Financial assets held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	12,854		11,820
UBS AG | Measured at fair value on a recurring basis | Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	8,662		7,371
UBS AG | Measured at fair value on a recurring basis | Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	3,847		2,037
UBS AG | Measured at fair value on a recurring basis | Financial assets held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	9,632		9,698
UBS AG | Measured at fair value on a recurring basis | Financial assets held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	368		685
UBS AG | Measured at fair value on a recurring basis | Financial assets held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	79,566		51,378
UBS AG | Measured at fair value on a recurring basis | Financial assets held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	11,316		9,123
UBS AG | Measured at fair value on a recurring basis | Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	118,229		2,549
UBS AG | Measured at fair value on a recurring basis | Positive replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	44,049		57,988
UBS AG | Measured at fair value on a recurring basis | Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,816		3,875
UBS AG | Measured at fair value on a recurring basis | Positive replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	47,145		76,092
UBS AG | Measured at fair value on a recurring basis | Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	22,232		18,003
UBS AG | Measured at fair value on a recurring basis | Positive replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,727		2,277
UBS AG | Measured at fair value on a recurring basis | Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	58,556		65,024
UBS AG | Measured at fair value on a recurring basis | Financial assets designated at fair value | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	25,961		43,799
UBS AG | Measured at fair value on a recurring basis | Financial assets designated at fair value | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	21,467		16,875
UBS AG | Measured at fair value on a recurring basis | Financial assets designated at fair value | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	10,143		3,238
UBS AG | Measured at fair value on a recurring basis | Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	291		684
UBS AG | Measured at fair value on a recurring basis | Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	694		427
UBS AG | Measured at fair value on a recurring basis | Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	8,665		15,676
UBS AG | Measured at fair value on a recurring basis | Financial assets available for sale | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,866		5,894
UBS AG | Measured at fair value on a recurring basis | Financial assets available for sale | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,189		5,596
UBS AG | Measured at fair value on a recurring basis | Financial assets available for sale | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	185		177
UBS AG | Measured at fair value on a recurring basis | Financial assets available for sale | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,880		3,381
UBS AG | Measured at fair value on a recurring basis | Financial assets available for sale | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	546		611
UBS AG | Measured at fair value on a non-recurring basis | Other assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	95		5,248
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	140,017		132,064
UBS AG | Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets	[1]	4,563		4,583
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	108,963		76,046
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	11,935		10,500
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	37		58
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	7,223		6,114
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	79,276		50,916
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	10,492		8,459
UBS AG | Level 1 | Measured at fair value on a recurring basis | Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	458		434
UBS AG | Level 1 | Measured at fair value on a recurring basis | Positive replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1		8
UBS AG | Level 1 | Measured at fair value on a recurring basis | Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Positive replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	207		263
UBS AG | Level 1 | Measured at fair value on a recurring basis | Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	16		1
UBS AG | Level 1 | Measured at fair value on a recurring basis | Positive replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	23,032		39,641
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	22,062		39,439
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	765		15
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	205		187
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,000		6,299
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,733		5,444
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	121		646
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets available for sale | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	146		204
UBS AG | Level 1 | Measured at fair value on a non-recurring basis | Other assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	0		5,060
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	170,848		202,132
UBS AG | Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets	[1]	0		0
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	15,309		14,377
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	918		1,319
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	8,072		6,722
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	3,346		1,356
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	1,839		3,521
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	194		470
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	186		397
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	755		591
UBS AG | Level 2 | Measured at fair value on a recurring basis | Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	116,222		155,428
UBS AG | Level 2 | Measured at fair value on a recurring basis | Positive replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	43,913		57,703
UBS AG | Level 2 | Measured at fair value on a recurring basis | Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,266		2,562
UBS AG | Level 2 | Measured at fair value on a recurring basis | Positive replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	46,749		75,607
UBS AG | Level 2 | Measured at fair value on a recurring basis | Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	21,541		17,274
UBS AG | Level 2 | Measured at fair value on a recurring basis | Positive replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,727		2,269
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	34,104		23,304
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,900		4,361
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	20,702		16,860
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	9,385		2,043
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	118		40
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	5,157		8,891
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	133		450
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,060		4,939
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	70		51
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,880		3,381
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets available for sale | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	16		71
UBS AG | Level 2 | Measured at fair value on a non-recurring basis | Other assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	54		131
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	5,489		6,860
UBS AG | Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	1,972		1,689
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	552		591
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	501		681
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	571		63
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	174		215
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	105		65
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	69		74
UBS AG | Level 3 | Measured at fair value on a recurring basis | Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,549		2,549
UBS AG | Level 3 | Measured at fair value on a recurring basis | Positive replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	135		278
UBS AG | Level 3 | Measured at fair value on a recurring basis | Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	550		1,313
UBS AG | Level 3 | Measured at fair value on a recurring basis | Positive replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	189		222
UBS AG | Level 3 | Measured at fair value on a recurring basis | Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	675		729
UBS AG | Level 3 | Measured at fair value on a recurring basis | Positive replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		8
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,419		2,079
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	758		1,195
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	173		644
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	489		240
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	507		486
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	9		12
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	115		126
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets available for sale | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	384		336
UBS AG | Level 3 | Measured at fair value on a non-recurring basis | Other assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	SFr 42		SFr 56

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented

[2]
Total Level 3 assets as of 31 December 2017 were CHF 5.5 billion (31 December 2016: CHF 6.9 billion). Total Level 3 liabilities as of 31 December 2017 were CHF 15.7 billion (31 December 2016: CHF 15.1 billion).

[3]	Financial assets held for trading do not include precious metals and other physical commodities.
[4]
Other assets and other liabilities primarily consist of assets held for sale as well as assets and liabilities of a disposal group held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell. Refer to Note 30 for more information.